Corporate and Group Information - Additional Information (Detail)	Mar. 31, 2017	Oct. 30, 2016
Disclosure of corporate and group information [Line Items]
Percentage of equity interest held by former parent company, ChipMOS TECHNOLOGIES (Bermuda) LTD.		60.25%
ChipMOS TECHNOLOGIES (Shanghai) LTD. [member]
Disclosure of corporate and group information [Line Items]
Percentage of equity interest in subsidiary sold	54.98%
Percentage of equity interest in subsidiary	45.02%